Vert Global Sustainable Real Estate Fund
Schedule of Investments
March 31, 2023 (Unaudited)
	Number of
	Shares	Value
REITS - 99.0%
Diversified REITs - 9.7%
Activia Properties, Inc.	265	$756,063
Alexander & Baldwin, Inc.	27,917	527,910
American Assets Trust, Inc.	18,931	351,927
British Land Co. PLC	311,312	1,493,253
Charter Hall Long Wale REIT	202,274	568,980
Cofinimmo SA	9,918	878,956
Covivio	15,394	895,476
Cromwell EU REIT	46,919	76,835
Daiwa House REIT Investment Corp.	779	1,596,177
Dream Impact Trust (a)	8,300	18,977
Empire State Realty Trust, Inc.	52,847	342,977
Gecina SA	16,033	1,664,241
Goodman Property Trust	301,449	404,150
GPT Group	672,361	1,921,442
Growthpoint Properties Australia Ltd.	99,262	203,487
Growthpoint Properties Ltd.	1,251,926	918,290
Hulic Reit, Inc.	440	496,673
ICADE	12,591	592,861
Land Securities Group PLC	256,594	1,969,745
Lar Espana Real Estate Socimi SA	9,669	51,644
Merlin Properties Socimi SA	121,730	1,065,076
Mirvac Group	1,364,605	1,911,290
Nomura Real Estate Master Fund, Inc.	1,493	1,673,036
Picton Property Income Ltd	78,413	67,114
Premier Investment Corp.	465	473,135
Redefine Properties Ltd.	1,971,092	406,110
Schroder Real Estate Investment Trust Ltd.	139,098	75,194
Sekisui House Reit, Inc.	1,369	742,769
Stockland	831,850	2,227,520
Suntec Real Estate Investment Trust	768,000	826,450
		25,197,758
Health Care REITs - 8.9%
Aedifica SA	13,466	1,084,881
Healthpeak Properties, Inc.	198,450	4,359,946
Ventas, Inc.	124,374	5,391,613
Welltower, Inc.	170,771	12,242,573
		23,079,013
Hotel & Resort REITs - 2.8%
CapitaLand Ascott Trust	635,500	475,855
DiamondRock Hospitality Co.	68,750	558,937
Hersha Hospitality Trust	11,491	77,220
Hoshino Resorts REIT, Inc.	80	416,329
Host Hotels & Resorts, Inc. (c)	231,989	3,825,499
Japan Hotel REIT Investment Corp.	1,613	914,818
RLJ Lodging Trust (c)	46,588	493,833
Sunstone Hotel Investors, Inc. (c)	62,489	617,391
		7,379,882
Industrial REITs - 17.3%
Advance Logistics Investment Corp.	211	210,441
Americold Realty Trust, Inc.	88,555	2,519,390
Ascendas Real Estate Investment Trust	1,202,600	2,593,062
Dream Industrial Real Estate Investment Trust (a)	40,319	438,542
Frasers Logistics & Industrial Trust	1,018,300	1,005,082
GLP J-Reit	1,558	1,684,086
Goodman Group	604,480	7,670,746
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (c)	29,859	853,967
Industrial & Infrastructure Fund Investment Corp.	739	804,308
Japan Logistics Fund, Inc.	320	711,032
LaSalle Logiport REIT	582	675,379
Mitsubishi Estate Logistics REIT Investment Corp.	157	462,601
Nippon Prologis REIT, Inc.	771	1,632,243
PLA Administradora Industrial S de RL de CV	223,522	411,816
Prologis Property Mexico SA de CV	169,801	611,547
Prologis, Inc.	103,711	12,940,021
Rexford Industrial Realty, Inc.	65,187	3,888,405
Segro PLC	426,121	4,059,121
SOSiLA Logistics REIT, Inc.	274	268,763
Tritax Big Box REIT PLC	657,984	1,138,557
Tritax EuroBox PLC	198,776	148,846
		44,727,955
Office REITs - 9.5%
Alexandria Real Estate Equities, Inc.	54,485	6,842,771
Allied Properties Real Estate Investment Trust (a)	20,200	364,093
Boston Properties, Inc. (c)	48,877	2,645,223
Brandywine Realty Trust	56,476	267,131
Cromwell Property Group	489,498	182,266
Derwent London Plc	32,960	959,305
Dexus	377,521	1,908,680
Dream Office Real Estate Investment Trust (a)	5,300	57,020
Franklin Street Properties Corp.	18,517	29,072
GBL One Real Estate Investment Trust	242	190,802
Great Portland Estates PLC	66,032	412,985
Hudson Pacific Properties, Inc. (c)	47,530	316,074
Inmobiliaria Colonial Socimi SA	113,169	717,229
Japan Excellent, Inc.	397	359,268
Japan Real Estate Investment Corp.	413	1,645,905
JBG SMITH Properties	33,668	507,040
Kilroy Realty Corp. (c)	34,573	1,120,165
Manulife US Real Estate Investment Trust	363,209	78,272
Mori Trust Sogo Reit, Inc.	103.040000	53,229
Nippon Building Fund, Inc.	545	2,268,585
NSI NV	6,028	151,668
Orix JREIT, Inc.	944	1,196,925
Paramount Group, Inc. (c)	68,341	311,635
Precinct Properties New Zealand Ltd.	347,646	276,557
SL Green Realty Corp. (c)	21,143	497,283
Societe de la Tour Eiffel	402	7,678
Vornado Realty Trust (c)	60,224	925,643
Workspace Group PLC	52,043	280,425
		24,572,929
Residential REITs - 14.7%
Advance Residence Investment Corp.	478	1,141,263
AvalonBay Communities, Inc.	46,591	7,830,084
Civitas Social Housing	167,400	110,925
Comforia Residential REIT, Inc.	229	544,804
Dream Residential Real Estate Investment Trust - ADR (a)	2,600	23,790
Equity LifeStyle Properties, Inc.	57,682	3,872,193
Equity Residential	128,709	7,722,540
Essex Property Trust, Inc. (c)	18,938	3,960,693
Home Reit PLC (d)	255,956	60,086
Minto Apartment Real Estate Investment Trust (a)	11,500	125,594
Nippon Accommodations Fund, Inc.	167	752,362
Sun Communities, Inc.	39,966	5,630,410
UDR, Inc.	111,607	4,582,583
UMH Properties, Inc.	23,900	353,481
UNITE Group PLC	122,393	1,450,012
		38,160,820
Retail REITs - 16.7%
Altarea SCA	1,029	126,615
Capital & Counties Properties Plc	513,320	726,312
CapitaLand Mall Trust	1,845,412	2,752,304
Carmila SA	18,314	274,645
Charter Hall Retail REIT	172,187	435,735
Choice Properties Real Estate Investment Trust (a)	49,834	535,398
Eurocommercial Properties NV	13,058	297,585
Federal Realty OP LP	25,839	2,553,668
First Capital Real Estate Investment Trust (a)	35,225	409,981
Frasers Centrepoint Trust	359,700	620,247
HAMMERSON	1,110,896	357,178
IMM GRANDE DISTRIB NPV	20,822	63,863
Japan Retail Fund Investment Corp.	2,339	1,708,062
Killam Apartment Real Estate Investment Trust (a)	22,142	281,137
Kimco Realty Corp.	219,374	4,284,374
Kiwi Property Group Ltd.	428,917	244,236
Klepierre SA	70,574	1,600,074
Lendlease Global Commercial REIT	531,926	272,315
Macerich Co.	70,545	747,777
Mercialys SA	25,465	260,172
Regency Centers Corp.	56,086	3,431,342
RioCan Real Estate Investment Trust	49,613	748,508
Scentre Group	1,836,148	3,398,860
Simon Property Group, Inc.	114,671	12,839,712
Unibail-Rodamco-Westfield (a)	39,918	2,147,839
Vastned Belgium NV	37	1,224
Vastned Retail NV	3,437	79,243
Vicinity Centres	1,368,851	1,790,246
Wereldhave Belgium Comm VA	447	26,004
Wereldhave NV	10,144	156,518
		43,171,174
Self Storage REITs - 0.3%
Big Yellow Group Plc	54,069	779,432

Specialized REITs - 19.1%
American Tower Corp.	62,428	12,756,538
Charter Hall Social Infrastructure REIT	86,909	174,216
Digital Realty Trust, Inc.	107,345	10,553,087
Equinix, Inc. (c)	17,307	12,479,039
Extra Space Storage, Inc. (c)	48,949	7,975,261
Iron Mountain, Inc. (c)	108,007	5,714,650
		49,652,791
TOTAL REITS (Cost $275,630,240)		256,721,754

SHORT-TERM INESTMENTS- 1.4%
MONEY MARKET FUND - 1.4%
STIT - Government & Agency Portfolio 4.73% (b)	3,601,244	3,601,244
TOTAL SHORT-TERM INVESTMENTS (Cost $3,601,244)		3,601,244

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 8.6%
Mount Vernon Liquid Assets Portfolio, 4.93% (b)	22,354,175	22,354,175
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $22,354,175)		22,354,175

TOTAL INVESTMENTS (Cost $301,585,659) - 109.0%		282,677,173
Liabilities in excess of Other Assets - (9.0)%		(23,275,096)
TOTAL NET ASSETS - 100.00%		$259,402,077

PLC - Public Limited Company
REIT - Real Estate Investment Trust
NA – Naamloze Vennootschap
SA – Societe Anonyme
CA – Capital Variable
(a)	Non-income producing security
(b)	The rate shown represents the fund's 7-day yield as of March 31, 2023
(c)	This security or a portion of this security was out on loan at March 31, 2023. As of March 31, 2023, the total value of loaned securities was $22,414,013 or 8.6% of net assets. The remaining contractual maturity of all the securities lending transactions, is overnight and continuous.
(d)	Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting through its Valuation Committee.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Summary of Fair Value Measurements at March 31, 2023 (Unaudited)
The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted, quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the date of measurement.
Level 2 -	Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and signifcant value drivers are observable in active markets, such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data).
Level 3 -	Significant unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the fair valuation hierarchy of the Fund's securities as of March 31, 2023:

	Level 1	Level 2	Level 3	Total
REITs
Diversified REITs	$2,288,560	$22,909,198	$-	$25,197,758
Health Care REITs	21,994,132	1,084,881	-	23,079,013
Hotel & Resort REITs	5,572,880	1,807,002	-	7,379,882
Industrial REITs	21,663,688	23,064,267	-	44,727,955
Office REITs	14,728,228	9,844,701	-	24,572,929
Residential REITs	34,101,368	3,999,366	60,086	38,160,820
Retail REITs	26,559,433	16,611,741	-	43,171,174
Self Storage REITs	-	779,432	-	779,432
Specialized REITs	49,478,575	174,216	-	49,652,791
Total REITs	176,386,864	80,274,804	60,086	256,721,754
Short-Term Investments	3,601,244	-	-	3,601,244
Investments purcchased with proceeds from securities lending	-	22,354,175	-	22,354,175
Total Investments in Securities	$179,988,108	$102,628,979	$60,086	$282,677,173

Level 3 Reconciliation Disclosure
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Investments
July 1, 2022 Market Value	$-
Purchases	144,742
(Sales proceeds and/or rights exercised)	-
Accrued discounts/premiums, net
Realized gain/(loss)	-
Change in unrealized appreciation/(depreciation)	(235,104)
Transfer in and/or (out) of Level 3	150,448
Balance as of March 31, 2023	$60,086

As of March 31, 2023, the change in unrealized depreciation on positions still held in the fund was $(235,104) for Home Reit PLC.

Significant Unobservable Inputs
The following table summarizes the signification unobseravle inputs used to value the level 3 investment as of March 31, 2023.
The table is not intended to be all-inclusive, but instead identifies the significant unobservable inputs relevant to the determination of fair values.

				Range
		Primary Valuation	Unobservable			Weighted
Asset Cateory	Fair value	Technique	Inputs	Minimum	Maximum	Average(a)
REIT	$60,086	Discount to Last Quoted Price	Recent Market Price	$60,086	$60,086	$60,086

(a) Weighted Averages are calculated based on Fair value of investments.

Secured Borrowings
The Fund participates in securities lending arrangements whereby it lends certain of its portfolio securities to brokers, dealers and financial institutions (not with individuals) in order to receive additional income and increase the rate of return of its portfolio. U.S. Bank, N.A. serves as the Fund’s securities lending agent.

U.S. Bank, N.A. oversees the securities lending process, which includes the screening, selection and ongoing review of borrowers, monitoring the availability of securities, negotiating rebates, daily marking to market of loans, monitoring and maintaining cash collateral levels, processing securities movements and reinvesting cash collateral as directed by the Adviser.

The Fund may lend securities pursuant to agreements that require the loans to be secured by collateral consisting of cash, securities of the U.S.
Government or it agencies, or any combination of cash and such securities. At that time of loans, the collateral value should at least be equal to 102% of domestic securities and 105% of foreign securities. The value of loaned securities will then be marked-to-market daily and the collateral will be continuously secured by collateral equal to 100% of the market value of the loaned securities. Such loans will not be made if, as a result, the aggregate amount of all outstanding securities loans for the Fund exceeds one-third of the value of the Fund’s total assets taken at fair market value. The Fund will earn interest on the investment of the cash collateral in U.S. Government securities, short-term money market instruments or such other approved vehicle. However, the Fund will normally pay lending fees to such broker-dealers and related expenses from the interest earned on invested collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities and even loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the adviser to be of good standing and when, in the judgment of the adviser, the consideration that can be earned currently from such securities loans justifies the attendant risk. Either party, upon reasonable notice to the other party, may terminate the loan.

As of March 31, 2023, the Fund had loaned securities that were collateralized by cash. The cash collateral received was invested in securities as listed in the Fund’s Schedule of Investments.

The following table presents the securities out on loan for the Fund, and the collateral delivered related to those securities, as of the end of the reporting period.

Securities Lending Transactions
	Overnight and Continuous	Asset Class out on Loan	Investments Purchased with Cash Proceeds from Securities Lending	Collateral Pledged From Counterparty^	Net Exposure
	Vert Global Sustainable Real Estate Fund	Common Stock	$ 22,354,175	$ 22,354,175	$ -

^	As of the end of the reporting period, the value of the collateral pledged from the counterparty exceeded the value of the securities out on loan. Refer to the
Fund's Schedule of Investments for details on the securities out on loan.